MML SERIES INVESTMENT FUND
MML Large Cap Growth Fund
Supplement dated November 14, 2025 to the
Prospectus dated April 25, 2025 and the
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Fund’s name is hereby changed to the MML VIP Loomis Sayles Large Cap Growth Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLPRO-25-09
LCG-25-01